9800 Fredericksburg Road

San Antonio, Texas 78288

October 6, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	USAA ETF Trust
Pre-Effective Amendment No. 4 to Initial Registration Statement on Form N-1A
File Nos. 333-219187 and 811-23271

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of USAA ETF Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is Pre- Effective Amendment No. 3 (the "Amendment") to the Trust's Initial Registration Statement on Form N-1A.

The purposes of the Amendment are to include audited financial statements for the Trust relating to the seed capital required under Section 14 of the 1940 Act, to include additional required exhibits, and to make other minor conforming changes.

If you have any questions or comments regarding the foregoing, please contact me at (210) 498-0034 or Sonia Kurian at (210) 330-9711. Thank you for your attention to this matter.

Sincerely,

_____________________

Daniel Mavico, Esq. Secretary of the Trust

Enclosure